Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (68,208)	$ (63,821)	$ (40,333)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expenses	61	77	77
Share-based compensation	3,152	8,194	2,101
Non-cash operating lease expenses	546	659	650
Loss on derecognition of right-of-use assets	22	0	0
Paycheck Protection Program Loan Forgiveness	(635)	0	0
Unrealized gain on short-term investments	(144)	0	0
Change in fair value in forward contract	(444)	0	0
Changes in assets and liabilities:
Short-term investments	(13,025)	0	0
Advances to suppliers	1,770	1,014	(3,310)
Due from related parties	0	0	481
Prepaid expenses and other current assets	(496)	52	(137)
Other noncurrent assets	(294)	(334)	(36)
Accounts payable	(560)	(321)	(7,049)
Accrued expenses	(1,711)	(291)	366
Operating lease liabilities	(518)	(621)	(697)
Other current liabilities	2,535	2,372	(275)
Deferred revenue	30,033	9,275	0
Other noncurrent liabilities	674	0	0
Net cash used in operating activities	(47,242)	(43,745)	(48,162)
Cash flows from investing activities:
Acquisitions of property and equipment	(2,844)	(52)	(4)
Purchase of short-term investments	(44,232)	0	0
Sale of short-term investments	1,663	0	0
Proceed from maturity of short-term investments	25,000	0	0
Net cash used in investing activities	(20,413)	(52)	(4)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	0	112,577	69,454
Proceeds from issuance of contingently redeemable noncontrolling interests, net of issuance cost	0	5,233	0
Capital contribution from noncontrolling interests	0	80	10,083
Proceeds from issuance of forward contract	0	278	0
Proceeds from exercise of share options	83	0	0
Payments of offering costs	(44)	(939)	(888)
Payments of issuance costs of contingently redeemable noncontrolling interests	(38)	0	0
Proceeds from loans	0	635	2,986
Proceeds from related party borrowings	0	35	5,894
Repayments of loans	0	0	(1,493)
Repayment of related party borrowings	0	(64)	(5,865)
Net cash provided by financing activities	1	117,835	80,171
Effect of foreign exchange rate changes	(258)	(434)	39
Net increase (decrease) in cash and cash equivalents	(67,912)	73,604	32,044
Cash and cash equivalents at beginning of year	109,537	35,933	3,889
Cash and cash equivalents at end of year	41,625	109,537	35,933
Supplemental disclosures of cash flow information
Interest paid	91	85	202
Interest received	98	166	131
Non-cash activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,181	295	0
Operating lease right-of-use assets released in exchange for operating lease liabilities	$ (803)	$ 0	$ 0